Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and contingencies [Abstract]
Future Minimum Commitment Under Non-Cancelable Agreements
Operating lease
RMB
2016	67,569
2017	18,565
2018	5,298
2019	3,334
2020 and thereafter	195
Total	94,961